Deferred Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Compensation

Deferred compensation consists of the following:

	June 30, 2012	December 31, 2011
Deferred wages	$191,167	$140,833
Accrued taxes on deferred compensation	25,632	25,632

Total deferred compensation	$216,799	$166,465

Deferred compensation consists of the following at December 31,

	2011	2010
Stock payable in lieu of wages	$—	$99,094
Deferred wages	140,833	42,917
Accrued taxes on deferred compensation	25,632	10,982

Total deferred compensation	$166,465	$152,993